POSTRETIREMENT BENEFIT PLANS - Pension Benefits and Retiree Health and Life Benefits - Narrative (Details) $ in Millions		12 Months Ended
	Jan. 03, 2023 USD ($) plan	Dec. 31, 2022 USD ($) category
Defined Benefit Plan Disclosure [Line Items]
Number of categories | category		3
Number of postretirement benefit plans | plan	3
Spinoff
Defined Benefit Plan Disclosure [Line Items]
Postretirement and pension plan benefit obligation	$ 4,000
Other pension plans
Defined Benefit Plan Disclosure [Line Items]
Assets or obligations of U.S. and non-U.S. pension plans, threshold		$ 50